Investment Strategy - Sprott Active Gold & Silver Miners ETF	Feb. 12, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing 80% of its net assets in shares of gold and silver, focused companies that are engaged in exploring, developing and mining; or royalty and streaming companies engaged in the financing of gold and silver assets. A company is a gold or silver focused company if it earns at least 50% of its from revenue or has at least 50% of its assets dedicated to exploring, developing or mining gold or silver and royalties and streaming companies engaged in the financing of gold or silver. The Fund may invest in companies focused on other precious metals, although no more than 20% of its net assets will be invested in such companies.

The investment strategy of the Fund is value oriented and contrarian.

The Fund seeks to invest in undervalued companies the portfolio managers’ believe to have good long-term business fundamentals and/or growth potential but are temporarily out of favor with investors, and hence have a market value lower than their intrinsic value. In assessing intrinsic value, the portfolio managers’ judgments will be based on a comparison of a company’s stock market value with various financial parameters, including historical and projected cash flow, book earnings, and net asset value (“NAV”). The fundamental research-based, value orientation of Sprott Asset Management USA, Inc., the adviser to the Fund (the “Adviser”), assists the portfolio managers find companies with intrinsic value.

The Adviser’s contrarian orientation enables the portfolio managers to buy securities of companies at what the portfolio managers believe to be attractive prices. Contrarian means that the portfolio managers seek investment opportunities in stocks and sectors that are out of favor with investors. The portfolio managers consider a stock to be out of favor when its price has declined significantly or has lagged the relevant market index for an extended period and the consensus among investors does not expect improvement. Selection criteria include asset quality, geopolitical risk, balance sheet analysis, capital commitments, current and prospective cash flow generation, return on capital, and most importantly, management structure. In general, the portfolio managers seek companies that are characterized by strong management structure, business franchise, competitive position and financial structure, a clear strategy, free cash flow, large insider ownership, and shareholder-oriented policies, among other things.

Investments are made with the intent to buy and hold the securities for 3 to 5 years. Position sizes will range between 0.5% to 15%. The Adviser’s sell discipline incorporates judgements as to valuation, shortfalls of performance relative to our internally established benchmarks, or tactical trims based on position size for risk management purposes. The portfolio managers will purchase stocks for the Fund when they meet the above criteria and when the portfolio managers believe that they have a limited risk of further decline. The portfolio managers will sell stocks when they are no longer considered to be good values.

The Fund may invest in foreign companies, including companies in emerging markets (i.e. those that generally are in the early stages of their industrial cycles). The Fund may invest a significant portion of its assets in securities of companies in a single country or region, such as Australia, Brazil, Canada, Mexico, New Zealand, South Africa and the United Kingdom. The Fund may invest in companies of any size or market capitalization range.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will concentrate its investments in companies in the mining industry. The Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors.

The Fund may engage in securities lending.

Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment objective by investing 80% of its net assets in shares of gold and silver, focused companies that are engaged in exploring, developing and mining; or royalty and streaming companies engaged in the financing of gold and silver assets.